                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment |_|; Amendment Number: _________

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oakmont Corporation
Address: 865 South Figueroa Street
         Suite 700
         Los Angeles, CA 90017

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kashif F. Sheikh
Title:   Executive Vice President
Phone:   (213) 891-6339

Signature, Place, and Date of Signing:

         /s/ Kashif F. Sheikh           Los Angeles, CA   8/7/06
-------------------------------------   ---------------   ------
             [Signature]                 [City, State]    [Date]

Report Type (Check only One.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-___________________   Peak Investments, LLC
     [Repeat as necessary.]